Deferred tax assets and liabilities (Details 2) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Deferred tax assets and liabilities [Line Items]
Unrecognized tax losses	₨ 2,564	₨ 1,228
Unrecognized deferred tax Assets Liabilities	₨ 2,564	₨ 1,228